Exhibit 99.10 Schedule 2

ASF Loan Number	Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
400085868	XXX	XXX	Sold	2	2	1	2	Low DTI - DTI 26.40% up to 43% allowable for FTHB previously living rent free.; Verified reserves - Reserves required $17,822.10 (6 months), reserves documented $48,497.40 (16.33 months); Disposable Income - Residual income $10,772.23, minimum required $1,500.;	COND 0011 Non-Warrantable Condominium - Subject condo is new construction, no units have closed as of 7/xx/2024 (date of the condo questionnaire p346) and the control of the HOA has not been transferred from the developer to the unit owners (this is estimated to occur in January 2025). Per guidelines, Non-warrantable condo projects can only have one non-warrantable feature per property and require a full review. Max allowed LTV/CLTV 80%., Client Comment: 12/9/2024 - Lender acknowledged exception per updated 1008

PROP 0002 Property Type is prohibited - The subject condo unit is XXX square feet. Per guideline, the minimum size for a condo unit is 500. No variance approved on the 1008 p4., Client Comment: 12/9/2024 - Lender acknowledged exception per updated 1008	TITL 0015 Sidewalk lien on title. - The certificate of title reflects 4 sidewalk liens, 2 dated 8/XX/2003, one dated 5/XX/2022, and 5/XX/2022 (see p926). Liens are against the building not the unit, but any assessed levy against the unit is not covered by the policy. - 12/XX/2024 - Recd final title policy with no sidewalk lien noted.

PROP 0012 Missing Certificate of Occupancy - Final inspection expected July 2024 for certificate of occupancy per Condo Questionnaire.  Title did not find any COO as of 7/XX/2024 (p351, 1048). - 12/XX/2024 - Recd COO for XXX matching block and lot number.

FRAUD 0001 Fraud report alerts have not been addressed - Fraud report alert regarding public records cleared with the comment that all are released or over 4 years old.  ZZfiling 3/XX/2022 (p14) is neither noted as released nor is it over 4 years old. - 12/XX/24 Lender response received that the fraud alerts were cleared based on the title company lien and judgment search not returning any findings for the borrower.

400085822	XXX	XXX	Sold	2	2	1	1	Verified credit history - Middle Credit Score 686 > 660 Minimum Required.; Verified reserves - 34.52% DTI < 43% Max Allowed.; Verified employment history - Tape preparer confirms 19 years self-employment for B1.;	CRED 0007 Missing Employment doc (VOE) - Missing internet search on borrowers limousine and taxi business to evidence an online presence as required per guidelines. Borrowers that lack an online presence or has limited clarity into how they generate business may be required to provide a detailed Letter of Explanation as to how their business operates and generates revenue. , Client Comment: Lender Acknowledged Exception

CRED 0009 Unacceptable Credit History - Variance granted for Chapter 7 Bankruptcy discharged 8/2021 < 48 months from closing (377+ months). Comp factors note: Meets Investor Guides and DTI Below 36%., Client Comment: Lender Acknowledged Exception	TITL 0013 TITL 0013 Missing Survey or Survey Affidavit - Missing copy of survey or survey affidavit. - 12/XX/2024 - Recd Survey affidavit

CRED 0085 Purchase Contract is Deficient - Residential Contract of Sale is not dated (pg 92), Contract of Sale made as of June _,2024. Appraisal provides a contract date of 7/XX/2024. - 12/XX/23 Sales contract reflecting date of 06/XX/24 received.  Appraisal appears to reflect a non-material typo.

TITL 0014 Title Policy - Schedule B Exception - Missing proof that the right of first refusal reserves to the Homeowners Association will not be exercised (Schedule B # 14), as required per title (pg 395). - 12/XX/2024 - Recd HOA Cert reflecting the right of first refusal waived (p4/6)

CRED 0024 Missing Proof Judgement and/or Tax Lien Paid/Released - Missing signed and notarized judgement affidavit, as required per title to omit judgment (pg 392,408). - 12/XX/2024 - Recd signed and notarized judgement affidavit.

400091216	XXX	XXX	Sold	2	2	1	1	Low LTV/CLTV/HCLTV - CLTV of 59.85%. Maximum LTV of 70% for loans to $3,000,000. Subject is $xx. ; Verified housing payment history - 265 months of mortgage history reporting on credit report. 1x30 in 2018 appears to be isolated incident and report states customer disputes. ; Verified reserves - Required reserves of 3 months PITI on subject (due to LTV<60%) $104,592, 2 months on XXX $46,868, 2 months on XXX $53,126. Total required reserves of $204,586. Verified reserves of $2,129,363.;	GIDE 0001 Guideline Exception(s) - Maximum loan amount of $3,000,000. Subject is $xx. 1008 (pg 7) notes variance, however missing lender exception for exceeding maximum loan amount. , Client Comment: Lender Acknowledged Exception.

APRV 0010 Underwriting Loan Approval is Deficient - Per 1008 (pg 7) lender qualified borrower with DTI of 29.6%. 1008 lists total other debt of $86,378.43. QC calculated other debt of $XXX which matches the total other debt from final 1003 (pg 675). Total debt is all monthly liabilities including alimony and child support plus the PITI expense on other REO. DTI increased from 29.6% to 45.57% due to variance in total debts and difference in income calculation due to bank discrepancy from 12/2023. DTI of 45.57% remains below 50% maximum, however new approval is required reflecting increased DTI. QC DTI of 45.57% is based on 50% expense ratio which is not supported. Refer to CRED 0084., Client Comment: EV2/ Non-Material (Max DTI Allowed 50%)	TITL 0014 Title Policy - Schedule B Exception - Per Certification of Title, Sch B, Item 14 (pg 699), due to the implementation of a new computer system in the Office of the ZZ County Clerk, searches are not able to be conducted to date for judgments and notices of pendency. Per divorce documentation dated 6/XX/2023 the parties acknowledge there is a pending lawsuit in the County of ZZ between the borrower-the ex wife and a neighbor concerning an alleged easement to the subject property (page XXX). Missing confirmation that this easement dispute has been resolved and missing verification of any resolution will not affect the subject property. - 01/XX/25 Recd FTP and Title affidavit confirming no exception to lawsuit. Attestation attests to no current disputes with neighbors.

DD 0001 Missing Divorce Decree and/or Separation Agreement - Judgment of Divorce, XX, is incomplete (pg 46). Divorce documents do not detail if borrower is obligated to pay alimony/maintenance payment to ex-wife, XX, and there is no evidence that she waived any such payments. Missing verification that borrower is not obligated to pay alimony/maintenance payments to first wife, XX.

NOTE: Borrower has 2 Divorce Decrees in file. First divorce dated 5/2015 (pg 46) required $XXX/mo child support. Second divorce dated 6/2023 (pg 80) required $XXX alimony with no child support.  - 01/XX/25 Complete copy of the divorce decree received.  Alimony payments ended 10/2015.

CRED 0084 Income Calculation Discrepancy - Income calculation discrepancies:

1) Lender used incorrect expense ratio: Per bank statement worksheet (pg 3) lender used an expense ratio of 50%. Per CPA and website (pg 208, 739) borrower is in the automotive business with multiple locations. Per guidelines (pg 42) for an automobile dealership and with multiple commercial locations the expense ratio should be 90%. CPA (pg 210) states a 30% expense ratio, however no explanation for why this automobile dealership network would be operating at a much lower expense ratio than is customary.  UW provided no rational for using 50% ratio vs 30% stated by CPA or the 90% required per guidelines. Missing lender approval to use 50% expense ration with rationale. DTI > 227% with 90% expense ration applied, as per guidelines.

2) Bank statement worksheet (pg 3) states deposits for 12/2023 were $476,717. Actual deposits per statement (pg 297) were $4,743.33.
 - 01/XX/25 Updated 1008 reflecting UW rational for using 50% expense factor received.

CRED 0082 Income Documentation is Insufficient - Borrower qualified on 24 month business bank statements (pg 213-316). Missing ZZ Bank statement for Jan 2023. QC included balance of $832,199 per worksheet (pg 3). Missing Jan 2023 statement confirming minimum deposits used to qualify.  - 01/XX/24 Jan 2023 statement received.